UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-10071
Oppenheimer Emerging Growth Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 04/30/2009

Item 1. Reports to Stockholders.

April 30, 2009

Oppenheimer

Emerging Growth Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Software	11.3%
Semiconductors & Semiconductor Equipment	7.6
Health Care Providers & Services	6.5
Commercial Services & Supplies	6.2
Health Care Equipment & Supplies	6.0
Hotels, Restaurants & Leisure	4.7
Oil, Gas & Consumable Fuels	4.3
Food Products	4.1
Internet Software & Services	4.0
Capital Markets	3.9
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.

Top Ten Common Stock Holdings

SBA Communications Corp.	2.0%
NuVasive, Inc.	1.8
Solera Holdings, Inc.	1.7
American Public Education, Inc.	1.6
HMS Holdings Corp.	1.6
Equinix, Inc.	1.6
Alexion Pharmaceuticals, Inc.	1.5
Haemonetics Corp.	1.4
Stericycle, Inc.	1.4
Silicon Laboratories, Inc.	1.4
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on net assets.
For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
10 | OPPENHEIMER EMERGING GROWTH FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2009, and are based on the total market value of common stocks.
11 | OPPENHEIMER EMERGING GROWTH FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
12 | OPPENHEIMER EMERGING GROWTH FUND

Class Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER EMERGING GROWTH FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
14 | OPPENHEIMER EMERGING GROWTH FUND

described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2008	April 30, 2009	April 30, 2009

Actual
Class A	$1,000.00	$898.90	$6.57
Class B	1,000.00	896.10	10.64
Class C	1,000.00	896.40	10.36
Class N	1,000.00	897.50	7.84
Class Y	1,000.00	901.40	3.73

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.90	6.98
Class B	1,000.00	1,013.64	11.30
Class C	1,000.00	1,013.93	10.99
Class N	1,000.00	1,016.56	8.33
Class Y	1,000.00	1,020.88	3.97
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.39%
Class B	2.25
Class C	2.19
Class N	1.66
Class Y	0.79
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
15 | OPPENHEIMER EMERGING GROWTH FUND

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16 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

	Shares	Value

Common Stocks—98.8%
Consumer Discretionary—14.0%
Diversified Consumer Services—3.7%
American Public Education, Inc.[1]	42,636	$1,534,896
Capella Education Co.[1]	11,430	587,273
Grand Canyon Education, Inc.[1]	27,100	443,085
Strayer Education, Inc.	5,140	973,567

		3,538,821

Hotels, Restaurants & Leisure—4.7%
Buffalo Wild Wings, Inc.[1]	28,450	1,110,688
Cheesecake Factory, Inc. (The)[1]	27,500	477,675
Chipotle Mexican Grill, Inc., Cl. A1	8,110	657,640
Panera Bread Co., Cl. A1	19,320	1,082,113
WMS Industries, Inc.[1]	34,730	1,115,180

		4,443,296

Multiline Retail—1.3%
Dollar Tree, Inc.[1]	28,190	1,193,565
Specialty Retail—3.8%
Aaron Rents, Inc.	26,900	902,764
Aeropostale, Inc.[1]	30,300	1,029,291
hhgregg, Inc.[1]	32,100	532,860
Hibbett Sports, Inc.[1]	27,000	562,950
Urban Outfitters, Inc.[1]	29,370	572,421

		3,600,286

Textiles, Apparel & Luxury Goods—0.5%
Warnaco Group, Inc. (The)[1]	16,300	470,092
Consumer Staples—4.6%
Food Products—4.1%
American Italian Pasta Co.[1]	27,990	880,006
Diamond Foods, Inc.	39,130	1,024,815
Flowers Foods, Inc.	29,420	679,602
TreeHouse Foods, Inc.[1]	48,680	1,294,401

		3,878,824

Personal Products—0.5%
Alberto-Culver Co.	20,590	458,951
Energy—6.9%
Energy Equipment & Services—2.6%
Atwood Oceanics, Inc.[1]	15,390	343,505
Core Laboratories NV	8,430	701,629
IHS, Inc., Cl. A1	20,640	853,670
Willbros Group, Inc.[1]	51,780	593,399

		2,492,203

Oil, Gas & Consumable Fuels—4.3%
Arena Resources, Inc.[1]	23,950	686,647
Carrizo Oil & Gas, Inc.[1]	49,140	605,896
Concho Resources, Inc.[1]	32,030	878,263
Petrohawk Energy Corp.[1]	52,010	1,227,436
Range Resources Corp.	15,280	610,742

		4,008,984

Financials—9.1%
Capital Markets—3.9%
Greenhill & Co., Inc.	8,740	677,612
optionsXpress Holdings, Inc.	37,450	616,427
Stifel Financial Corp.[1]	23,745	1,168,966
Waddell & Reed Financial, Inc., Cl. A	53,780	1,205,210

		3,668,215

Commercial Banks—0.9%
Signature Bank[1]	32,600	886,394
Diversified Financial Services—1.3%
MSCI, Inc., Cl. A1	56,920	1,194,751
Insurance—1.5%
RenaissanceRe Holdings Ltd.	20,010	973,687
Stewart Information Services Corp.	18,400	416,024

		1,389,711

Real Estate Investment Trusts—0.9%
Digital Realty Trust, Inc.	24,870	895,569
Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	17,900	577,633
F1 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care—19.7%
Biotechnology—2.4%
Alexion Pharmaceuticals, Inc.[1]	42,990	$1,436,726
Genomic Health, Inc.[1]	19,540	439,650
OSI Pharmaceuticals, Inc.[1]	12,810	430,032

		2,306,408

Health Care Equipment & Supplies—6.0%
Edwards Lifesciences Corp.[1]	7,390	468,378
Haemonetics Corp.[1]	26,120	1,348,576
Masimo Corp.[1]	23,160	669,324
Neogen Corp.[1]	19,410	440,025
NuVasive, Inc.[1]	43,880	1,663,052
Thoratec Corp.[1]	36,460	1,059,528

		5,648,883

Health Care Providers & Services—6.5%
Bio-Reference Laboratories, Inc.[1]	32,720	839,922
CardioNet, Inc.[1]	48,000	996,000
Genoptix, Inc.[1]	42,080	1,223,686
Hanger Orthopedic Group, Inc.[1]	46,930	652,796
HMS Holdings Corp.[1]	50,090	1,501,698
PSS World Medical, Inc.[1]	31,680	459,994
Sun Healthcare Group, Inc.[1]	58,340	494,140

		6,168,236

Health Care Technology—1.1%
athenahealth, Inc.[1]	33,100	1,052,580
Life Sciences Tools & Services—2.9%
ICON plc, Sponsored ADR[1]	43,150	683,496
Illumina, Inc.[1]	30,512	1,139,623
Luminex Corp.[1]	52,920	868,417

		2,691,536

Pharmaceuticals—0.8%
Perrigo Co.	27,270	706,838
Industrials—10.4%
Aerospace & Defense—0.7%
Axsys Technologies, Inc.[1]	17,540	735,101
Commercial Services & Supplies—6.2%
Clean Harbors, Inc.[1]	9,930	497,493
Copart, Inc.[1]	21,980	689,952
FTI Consulting, Inc.[1]	17,160	941,741
ICF International, Inc.[1]	27,735	762,990
Stericycle, Inc.[1]	28,380	1,336,130
Tetra Tech, Inc.[1]	28,190	692,346
Waste Connections, Inc.[1]	35,640	918,799

		5,839,451

Construction & Engineering—1.5%
Aecom Technology Corp.[1]	28,500	733,305
Quanta Services, Inc.[1]	29,600	672,808

		1,406,113

Machinery—1.0%
Middleby Corp. (The)[1]	10,700	468,339
Wabtec Corp.	12,200	465,308

		933,647

Transportation Infrastructure—1.0%
Aegean Marine Petroleum Network, Inc.	61,820	936,573
Information Technology—28.4%
Communications Equipment—2.5%
Ciena Corp.[1]	60,800	726,560
F5 Networks, Inc.[1]	27,680	754,834
Riverbed Technology, Inc.[1]	48,380	886,322

		2,367,716

Computers & Peripherals—1.4%
Data Domain, Inc.[1]	28,800	477,504
Synaptics, Inc.[1]	27,200	883,456

		1,360,960
F2 | OPPENHEIMER EMERGING GROWTH FUND

	Shares	Value

Electronic Equipment & Instruments—1.1%
FLIR Systems, Inc.[1]	48,340	$1,072,181
Internet Software & Services—4.0%
AsiaInfo Holdings, Inc.[1]	55,070	922,423
comScore, Inc.[1]	46,360	591,554
Equinix, Inc.[1]	20,890	1,467,105
VistaPrint Ltd.[1]	23,750	815,813

		3,796,895

IT Services—0.5%
ManTech International Corp.[1]	12,870	465,765
Semiconductors & Semiconductor Equipment—7.6%
Cavium Networks, Inc.[1]	61,400	772,412
Diodes, Inc.[1]	46,570	692,962
Monolithic Power Systems, Inc.[1]	66,895	1,237,558
Netlogic Microsystems, Inc.[1]	35,140	1,145,213
Power Integrations, Inc.	36,050	767,865
Silicon Laboratories, Inc.[1]	39,130	1,301,464
Varian Semiconductor Equipment Associates, Inc.[1]	47,770	1,222,434

		7,139,908

Software—11.3%
Advent Software, Inc.[1]	14,400	478,656
Ansys, Inc.[1]	39,993	1,104,607
ArcSight, Inc.[1]	14,700	221,970
Ariba, Inc.[1]	114,570	1,101,018
Blackboard, Inc.[1]	27,400	932,422
Concur Technologies, Inc.[1]	9,400	254,458
FactSet Research Systems, Inc.	12,520	670,947
Longtop Financial Technologies Ltd., ADR[1]	29,960	708,854
Nuance Communications, Inc.[1]	85,870	1,146,365
Solera Holdings, Inc.[1]	71,590	1,633,684
Sourcefire, Inc.[1]	30,400	329,232
Sybase, Inc.[1]	28,090	953,936
Synchronoss Technologies, Inc.[1]	51,300	681,264
Ultimate Software Group, Inc. (The)[1]	24,100	451,393

		10,668,806

Materials—2.2%
Chemicals—1.5%
Airgas, Inc.	19,510	841,271
Intrepid Potash, Inc.[1]	22,040	544,168

		1,385,439

Containers & Packaging—0.7%
Rock-Tenn Co., Cl. A	17,840	673,634
Telecommunication Services—3.5%
Diversified Telecommunication Services—1.6%
Cbeyond, Inc.[1]	34,650	706,167
Neutral Tandem, Inc.[1]	27,190	777,634

		1,483,801

Wireless Telecommunication Services—1.9%
SBA Communications Corp.[1]	73,510	1,852,452

Total Common Stocks (Cost $87,242,501)		93,390,218

Investment Company—1.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.70%[2,3] (Cost $886,994)	886,994	886,994

Total Investments, at Value (Cost $88,129,495)	99.8%	94,277,212
Other Assets
Net of Liabilities	0.2	210,735

Net Assets	100.0%	$94,487,947

F3 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
1.     Non-income producing security.
2.     Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2008	Additions	Reductions	April 30, 2009

Oppenheimer Institutional
Money Market Fund, Cl. E	6,694,335	28,357,626	34,164,967	886,994

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$886,994	$42,174
3.     Rate shown is the 7-day yield as of April 30, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of April 30, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$94,277,212	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$94,277,212	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $87,242,501)	$93,390,218
Affiliated companies (cost $886,994)	886,994

94,277,212
Cash	6,362
Receivables and other assets:
Investments sold	2,384,264
Shares of beneficial interest sold	117,373
Dividends	17,731
Other	9,145

Total assets	96,812,087

Liabilities
Payables and other liabilities:
Investments purchased	2,136,238
Shares of beneficial interest redeemed	90,654
Shareholder communications	21,936
Transfer and shareholder servicing agent fees	19,395
Distribution and service plan fees	18,071
Trustees’ compensation	15,921
Other	21,925

Total liabilities	2,324,140

Net Assets	$94,487,947

Composition of Net Assets
Par value of shares of beneficial interest	$13,286
Additional paid-in capital	135,350,855
Accumulated net investment loss	(574,628)
Accumulated net realized loss on investments	(46,449,283)
Net unrealized appreciation on investments	6,147,717

Net Assets	$94,487,947

F5 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $55,467,808 and 7,609,975 shares of beneficial interest outstanding)	$7.29
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$7.73

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,576,485 and 1,721,281 shares of beneficial interest outstanding)	$6.73

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,592,908 and 2,459,918 shares of beneficial interest outstanding)	$6.75

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,633,328 and 1,076,338 shares of beneficial interest outstanding)	$7.09

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $3,217,418 and 418,857 shares of beneficial interest outstanding)	$7.68
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $252)	$157,733
Affiliated companies	42,174
Interest	841

Total investment income	200,748

Expenses
Management fees	415,826
Distribution and service plan fees:
Class A	66,543
Class B	58,764
Class C	81,655
Class N	17,710
Transfer and shareholder servicing agent fees:
Class A	150,229
Class B	47,515
Class C	56,124
Class N	27,401
Class Y	158
Shareholder communications:
Class A	11,934
Class B	7,575
Class C	5,298
Class N	1,686
Class Y	137
Trustees’ compensation	2,335
Custodian fees and expenses	347
Other	19,853

Total expenses	971,090
Less reduction to custodian expenses	(25)
Less waivers and reimbursements of expenses	(210,411)

Net expenses	760,654

Net Investment Loss	(559,906)
F7 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS Unaudited

Realized and Unrealized Gain (Loss)
Net realized loss on investments from unaffiliated companies	$(26,294,361)
Net change in unrealized appreciation on investments	15,266,958

Net Decrease in Net Assets Resulting from Operations	$(11,587,309)

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2009	October 31,
	(Unaudited)	2008

Operations
Net investment loss	$(559,906)	$(1,757,298)
Net realized loss	(26,294,361)	(19,835,418)
Net change in unrealized appreciation (depreciation)	15,266,958	(40,541,653)

Net decrease in net assets resulting from operations	(11,587,309)	(62,134,369)

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	—	(9,847,157)
Class B	—	(2,991,471)
Class C	—	(2,970,930)
Class N	—	(1,155,222)
Class Y	—	(437,942)

	—	(17,402,722)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,417,875)	25,267,554
Class B	(1,245,792)	1,603,749
Class C	(652,753)	9,975,747
Class N	357,560	4,504,958
Class Y	662,146	1,089,122

	(2,296,714)	42,441,130

Net Assets
Total decrease	(13,884,023)	(37,095,961)
Beginning of period	108,371,970	145,467,931

End of period (including accumulated net investment loss of $574,628 and $14,722, respectively)	$94,487,947	$108,371,970

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$8.11	$14.55	$11.72	$10.44	$9.57	$10.30

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.11)	(.16)	(.16)	(.14)	(.15)
Net realized and unrealized gain (loss)	(.79)	(4.69)	3.63	1.44	1.01	(.58)

Total from investment operations	(.82)	(4.80)	3.47	1.28	.87	(.73)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	(1.64)	(.64)	—	—	—

Net asset value, end of period	$7.29	$8.11	$14.55	$11.72	$10.44	$9.57

Total Return, at Net Asset Value[2]	(10.11)%	(36.60)%	31.11%	12.26%	9.09%	(7.09)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,468	$63,679	$84,494	$70,971	$57,563	$59,819

Average net assets (in thousands)	$54,817	$81,084	$70,134	$70,613	$58,690	$62,749

Ratios to average net assets:[3]
Net investment loss	(0.96)%	(1.01)%	(1.30)%	(1.34)%	(1.43)%	(1.57)%
Total expenses	1.79%[4]	1.57%[4]	1.59%[4]	1.58%	1.65%	1.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.39%	1.40%	1.54%	1.56%	1.63%	1.67%

Portfolio turnover rate	64%	134%	232%	213%	207%	212%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	1.80%
Year Ended October 31, 2008	1.58%
Year Ended October 31, 2007	1.59%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER EMERGING GROWTH FUND

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$7.51	$13.71	$11.16	$10.02	$9.26	$10.05

Income (loss) from investment operations:
Net investment loss[1]	(.06)	(.18)	(.24)	(.24)	(.22)	(.23)
Net realized and unrealized gain (loss)	(.72)	(4.38)	3.43	1.38	.98	(.56)

Total from investment operations	(.78)	(4.56)	3.19	1.14	.76	(.79)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	(1.64)	(.64)	—	—	—

Net asset value, end of period	$6.73	$7.51	$13.71	$11.16	$10.02	$9.26

Total Return, at Net Asset Value[2]	(10.39)%	(37.16)%	30.12%	11.38%	8.21%	(7.86)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,577	$14,441	$24,800	$22,473	$20,653	$21,669

Average net assets (in thousands)	$11,866	$20,882	$21,737	$23,201	$21,439	$22,359

Ratios to average net assets:[3]
Net investment loss	(1.81)%	(1.79)%	(2.09)%	(2.14)%	(2.22)%	(2.44)%
Total expenses	2.88%[4]	2.40%[4]	2.45%[4]	2.46%	2.62%	2.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.25%	2.19%	2.34%	2.37%	2.44%	2.55%

Portfolio turnover rate	64%	134%	232%	213%	207%	212%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.89%
Year Ended October 31, 2008	2.41%
Year Ended October 31, 2007	2.45%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$7.53	$13.74	$11.18	$10.04	$9.27	$10.06

Income (loss) from investment operations:
Net investment loss[1]	(.06)	(.18)	(.24)	(.24)	(.22)	(.23)
Net realized and unrealized gain (loss)	(.72)	(4.39)	3.44	1.38	.99	(.56)

Total from investment operations	(.78)	(4.57)	3.20	1.14	.77	(.79)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	(1.64)	(.64)	—	—	—

Net asset value, end of period	$6.75	$7.53	$13.74	$11.18	$10.04	$9.27

Total Return, at Net Asset Value[2]	(10.36)%	(37.15)%	30.16%	11.36%	8.31%	(7.85)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,593	$19,351	$23,294	$18,640	$15,679	$15,814

Average net assets (in thousands)	$16,467	$23,831	$18,644	$18,933	$15,550	$16,085

Ratios to average net assets:[3]
Net investment loss	(1.76)%	(1.78)%	(2.07)%	(2.11)%	(2.20)%	(2.39)%
Total expenses	2.70%[4]	2.36%[4]	2.41%[4]	2.39%	2.50%	2.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.19%	2.17%	2.31%	2.33%	2.40%	2.50%

Portfolio turnover rate	64%	134%	232%	213%	207%	212%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.71%
Year Ended October 31, 2008	2.37%
Year Ended October 31, 2007	2.41%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER EMERGING GROWTH FUND

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$7.90	$14.25	$11.52	$10.29	$9.45	$10.21

Income (loss) from investment operations:
Net investment loss[1]	(.04)	(.14)	(.19)	(.18)	(.17)	(.18)
Net realized and unrealized gain (loss)	(.77)	(4.57)	3.56	1.41	1.01	(.58)

Total from investment operations	(.81)	(4.71)	3.37	1.23	.84	(.76)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	(1.64)	(.64)	—	—	—

Net asset value, end of period	$7.09	$7.90	$14.25	$11.52	$10.29	$9.45

Total Return, at Net Asset Value[2]	(10.25)%	(36.76)%	30.77%	11.95%	8.89%	(7.44)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,633	$8,107	$9,138	$7,743	$5,067	$4,570

Average net assets (in thousands)	$7,187	$9,889	$7,901	$6,521	$5,046	$3,375

Ratios to average net assets:[3]
Net investment loss	(1.23)%	(1.27)%	(1.55)%	(1.58)%	(1.68)%	(1.88)%
Total expenses	2.26%[4]	1.87%[4]	1.92%[4]	2.00%	2.20%	2.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.66%	1.65%	1.79%	1.80%	1.87%	2.00%

Portfolio turnover rate	64%	134%	232%	213%	207%	212%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	2.27%
Year Ended October 31, 2008	1.88%
Year Ended October 31, 2007	1.92%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2009			Year Ended October 31,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$8.52	$15.12	$12.08	$10.70	$9.75	$10.43

Income (loss) from investment operations:
Net investment loss[1]	(.01)	(.05)	(.09)	(.09)	(.08)	(.10)
Net realized and unrealized gain (loss)	(.83)	(4.91)	3.77	1.47	1.03	(.58)

Total from investment operations	(.84)	(4.96)	3.68	1.38	.95	(.68)

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	(1.64)	(.64)	—	—	—

Net asset value, end of period	$7.68	$8.52	$15.12	$12.08	$10.70	$9.75

Total Return, at Net Asset Value[2]	(9.86)%	(36.24)%	31.96%	12.90%	9.74%	(6.52)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,217	$2,794	$3,742	$3,014	$2,313	$2,819

Average net assets (in thousands)	$2,846	$3,533	$3,323	$2,968	$2,540	$3,182

Ratios to average net assets:[3]
Net investment loss	(0.37)%	(0.39)%	(0.68)%	(0.79)%	(0.77)%	(0.98)%
Total expenses	0.97%[4]	0.95%[4]	0.94%[4]	1.01%	0.98%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%	0.78%	0.91%	1.01%	0.97%	1.08%

Portfolio turnover rate	64%	134%	232%	213%	207%	212%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2009	0.98%
Year Ended October 31, 2008	0.96%
Year Ended October 31, 2007	0.94%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Emerging Growth Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. This fee was discontinued effective January 1, 2009.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These
F15 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F16 | OPPENHEIMER EMERGING GROWTH FUND

     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F17 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2008, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

Expiring

2016	$18,045,394
As of April 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $44,339,755 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$92,204,871

Gross unrealized appreciation	$7,384,835
Gross unrealized depreciation	(5,312,494)

Net unrealized appreciation	$2,072,341

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new
F18 | OPPENHEIMER EMERGING GROWTH FUND

participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$704
Payments Made to Retired Trustees	1,044
Accumulated Liability as of April 30, 2009	10,396
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the
F19 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	1,795,909	$12,654,964	4,482,679	$50,359,083
Dividends and/or distributions reinvested	—	—	789,858	9,454,601
Redeemed	(2,039,352)	(14,072,839)[1]	(3,225,281)	(34,546,130)[2]

Net increase (decrease)	(243,443)	$(1,417,875)	2,047,256	$25,267,554

Class B
Sold	190,376	$1,245,058	655,893	$6,882,070
Dividends and/or distributions reinvested	—	—	257,035	2,871,082
Redeemed	(391,113)	(2,490,850)[1]	(800,462)	(8,149,403)[2]

Net increase (decrease)	(200,737)	$(1,245,792)	112,466	$1,603,749

F20 | OPPENHEIMER EMERGING GROWTH FUND

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
	Shares	Amount	Shares	Amount

Class C
Sold	439,754	$2,861,041	1,555,208	$16,334,431
Dividends and/or distributions reinvested	—	—	248,953	2,788,276
Redeemed	(548,457)	(3,513,794)[1]	(931,143)	(9,146,960)[2]

Net increase (decrease)	(108,703)	$(652,753)	873,018	$9,975,747

Class N
Sold	240,601	$1,645,482	797,303	$8,664,900
Dividends and/or distributions reinvested	—	—	92,620	1,082,728
Redeemed	(190,489)	(1,287,922)[1]	(504,768)	(5,243,142)[2]

Net increase	50,112	$357,560	385,155	$4,504,486

Class Y
Sold	136,729	$993,895	159,781	$1,911,365
Dividends and/or distributions reinvested	—	—	34,994	437,778
Redeemed	(45,833)	(331,749)[1]	(114,388)	(1,259,549)[2]

Net increase	90,896	$662,146	80,387	$1,089,594

1.	Net of redemption fees of $2,591, $561, $778, $340 and $135 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $6,022, $1,550, $1,769, $734 and $262 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$58,437,772	$57,767,549
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.90%
Next $200 million	0.85
Next $200 million	0.80
Over $600 million	0.75
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per
F21 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

account fee. For the six months ended April 30, 2009, the Fund paid $163,685 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class C and Class N shares were $386,607 and $138,692, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F22 | OPPENHEIMER EMERGING GROWTH FUND

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2009	$34,122	$189	$15,270	$5,513	$50
Waivers and Reimbursements of Expenses. Effective September 1, 2008, the Manager has voluntarily undertaken to waive a portion of the Fund’s management fee so that the effective management fee rate for the Fund will not exceed the effective management fee of Oppenheimer Discovery Fund, measured as of the last business day of the prior month. This voluntary undertaking may be withdrawn or amended by the Manager at any time. During the six months ended April 30, 2009, the Manager waived $77,416 as a result of this undertaking.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended April 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$60,658
Class B	26,956
Class C	27,542
Class N	15,213
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2009, the Manager waived $2,626 for IMMF management fees.
5. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
6. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The
F23 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F24 | OPPENHEIMER EMERGING GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER EMERGING GROWTH FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Emerging Growth Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	06/15/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	06/15/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	06/15/2009